UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2009.

Check here if Amendment [x]; Amendment Number:  1
	This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     04/13/2009
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total:    57,329
              		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
31-March-2009


Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS/PRN AMT
Investment Discretion
Other Managers
Voting Authority
  Sole
  Shared
  None

Agco Corp
COM
001084102
584
"29,800"
Sole
N/A
"29,800"
0
0

Alkermes Inc
COM
01642t108
394
"32,450"
Sole
N/A
"32,450"
0
0

Alliance One Intl Inc
Com
018772103
1,461
"380,500"
Sole
N/A
"380,500"
0
0

Altria Group, Inc
COM
02209S103
1,446
"90,265"
Sole
N/A
"90,265"
0
0

American Express Co.
COM
025816109
229
"16,794"
Sole
N/A
"16,794"
0
0

American Intl Group Inc.
COM
43
"42,738"
Sole
N/A
"42,738"
0
0

Andersons Inc.
COM
034164103
452
"31,974"
Sole
N/A
"31,974"
0
0


Bank of America Corp.
Com
060505104
256
"37,511"
Sole
N/A
"37,511"
0
0

Berkshire Hathaway Inc
CL B
08467207
353
"125"
Sole
N/A
"125"
0
0

BioScrip Inc
Com
09069N108
274
"117,108"
Sole
N/A
"117,108"
0
0

Blount Intl
com
095180105
194
"41,950"
Sole
N/A
"41,950"
0
0

Boeing Co.
COM
097023105
411
"11,547"
Sole
N/A
"11,547"
0
0

Boston Scientific Corp
Com
101137107
297
"37,381"
Sole
N/A
"37,381"
0
0

BP PLC
Sponsored ADR
055622104
672
"16,746"
Sole
N/A
"16,746"
0
0

British Amern Tob PLC
Sponsored ADR
110448107
244
"5,300"
Sole
N/A
"5,300"
0
0

Burlington Northn Sante Fe Corp
Com
12189T104
476
"7,920"
Sole
N/A
"7,920"
0
0

Chevron Corp New
COM
166764100
1,257
"18,695"
Sole
N/A
"18,695"
0
0

Citigroup
COM
172967101
272
"107,707"
Sole
N/A
"107,707"
0
0

City Bank Lynnwood
COM
17770A109
75
"22,734"
Sole
N/A
"22,734"
0
0

Coca Cola Co
Com
191216100
1,773
"40,335"
Sole
N/A
"40,335"
0
0

Comcast Corp. A
COM
20030N101
630
"46,191"
Sole
N/A
"46,191"
0
0

ConocoPhillips
COM
20825C104
878
"22,430"
Sole
N/A
"22,430"
0
0

Costco Whsl Corp New
COM
22160k105
1,237
"26,709"
Sole
N/A
"26,709"
0
0

Coventry Health Care Inc
Com
222862104
290
"22,444"
Sole
N/A
"22,444"
0
0

CVS Caremark Corporation
COM
126650100
1,341
"48,797"
Sole
N/A
"48,797"
0
0

Dell Corp
COM
24702R101
394
"41,600"
Sole
N/A
"41,600"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,127
"25,183"
Sole
N/A
"25,183"
0
0

Discover FINL SVCS
COM
254709108
102
"16,177"
Sole
N/A
"16,177"
0
0

Dow Cheimcal Co
COM
260543103
485
"57,530"
Sole
N/A
"57,530"
0
0

DR PEPPER SNAPPLE GROUP INC
Com
26138e109
2,286
"135,187"
Sole
N/A
"135,187"
0
0

Du Pont EI De Nemours & Co
COM
263534109
604
"27,050"
Sole
N/A
"27,050"
0
0

Express Scripts Inc
Com
302182100
256
"5,550"
Sole
N/A
"5,550"
0
0

Exxon Mobil Corp
COM
30231G102
666
"9,782"
Sole
N/A
"9,782"
0
0

Franklin Resources Inc.
COM
354613101
1,188
"22,050"
Sole
N/A
"22,050"
0
0

General Electric Co.
COM
369604103
125
"12,403"
Sole
N/A
"12,403"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
982
"31,610"
Sole
N/A
"31,610"
0
0

Gruma Sab DE CV
Spon ADR CL B
400131306
68
"46,000"
Sole
N/A
"46,000"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
496
"192,408"
Sole
N/A
"192,408"
0
0

Hewlett Packard Co.
COM
428236103
618
"19,280"
Sole
N/A
"19,280"
0
0

Home Depot Inc
COM
437076102
801
"34,000"
Sole
N/A6
"34,000"
0
0

Ingersoll Rand Company LTD
CL A
G4776g101
199
"14,450"
Sole
N/A
"14,450"
0
0

Intel Corp
COM
458140100
258
"17,148"
Sole
N/A
"17,148"
0
0

Interpublic Group Cos Inc.
COM
460690100
270
"65,574"
Sole
N/A
"65,574"
0
0

Johnson & Johnson
Com
478160104
688
"13,085"
Sole
N/A
"13,085"
0
0

Kraft Foods Inc
Cl A
50075N104
1,238
"55,549"
Sole
N/A
"55,549"
0
0

Lincoln EDL SVCS Corp
COM
533535100
229
"12,527"
Sole
N/A
"12,527"
0
0

Lowes Cos Inc
COM
548661107
411
"22,520"
Sole
N/A
"22,520"
0
0

Manpower Inc.
COM
56418H100
252
"8,000"
Sole
N/A
"8,000"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
2,077
"102,556"
Sole
N/A
"102,556"
0
0

Merck & Co. Inc
COM
589331107
870
"32,528"
Sole
N/A
"32,528"
0
0

Microsoft Corp
COM
594918104
1,292
"70,307"
Sole
N/A
"70,307"
0
0

Motorola Inc.
COM
620076109
191
"45,154"
Sole
N/A
"45,154"
0
0

Nike Inc
Cl B
654106103
561
"11,966"
Sole
N/A
"11,966"
0
0

Nokia Corp
Sponsored ADR
654902204
205
"17,525"
Sole
N/A
"17,525"
0
0

Oracle Corp
COM
68389X105
250
"13,832"
Sole
N/A
"13,832"
0
0

PETROCHINA CO LTD
Sponsored ADR
71646e100
279
"3,500"
Sole
N/A
"3,500"
0
0

Pfizer Inc.
COM
717081103
1,088
"79,885"
Sole
N/A
"79,885"
0
0

PHILIP MORRIS INTL INC
Com
718172109
3,400
"95,565"
Sole
N/A
"95,565"
0
0

Plum Creek Timber Co
COM
729251108
268
"9,210"
Sole
N/A
"9,210"
0
0

Precision Castparts Corp
COM
740189105
370
"6,170"
Sole
N/A
"6,170"
0
0

Ralcorp Holdings Inc New
COM
751028101
246
"4,567"
Sole
N/A
"4,567"
0
0

SK Telecom Company
Sponsored ADR
78440P108
708
"45,825"
Sole
N/A
"45,825"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,012
"73,089"
Sole
N/A
"73,089"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
469
"31,160"
Sole
N/A
"31,160"
0
0

TELMEX INTERNACIONAL SAB DE
SPONS ADR SR L
879690105
441
"48,110"
Sole
N/A
"48,110"
0
0

TEXTAINER GROUP HOLDINGS LTD
SHS
G8766E109
537
"79,500"
Sole
N/A
"79,500"
0
0

Travelers Companies Inc.
COM
89417E109
2,177
"53,579"
Sole
N/A
"53,579"
0
0

UNILEVER N V
N Y SHS NEW
904784709
553
"28,201"
Sole
N/A
"28,201"
0
0

United Parcel Service Inc
CL B
911312106
288
"5,858"
Sole
N/A
"5,858"
0
0

Unitedhealth Group Inc
Com
91324P102
1,454
"69,475"
Sole
N/A
"69,475"
0
0

Universal Tech Inst Inc
COM
913915104
405
"33,775"
Sole
N/A
"33,775"
0
0

UNUM Group
COM
91529y106
511
"40,919"
SOLE
N/A
"40,919"
0
0

VALERO ENERGY CORP NEW
Com
91913y100
382
"21,350"
Sole
N/A
"21,350"
0
0

Waddell and Reed Finl Inc
CL A
930059100
257
"14,208"
Sole
N/A
"14,208"
0
0

Wal-Mart Stores Inc
COM
931142103
2,713
"52,075"
Sole
N/A
"52,075"
0
0

Washington Federal Inc.
COM
938824109
375
"28,206"
Sole
N/A
"28,206"
0
0

WellPoint Inc.
COM
94973V107
2,048
"53,950"
Sole
N/A
"53,950"
0
0

Western Union CO
COM
959802109
670
"53,332"
Sole
N/A
"53,332"
0
0

Willbros Group Inc
COM
969199108
183
"18,825"
Sole
N/A
"18,825"
0
0

Wyeth
Com
983024100
348
"8,075"
Sole
N/A
"8,075"
0
0

Yum! Brands, Inc
COM
988498101
218
"7,948"
Sole
N/A
"7,948"
0
0

Zimmer Hldgs Inc
COM
98956P102
1,198
"32,825"
Sole
N/A
"32,825"
0
0